DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Long-Term Debt
A summary of long-term debt is as follows:

		March 31, 2014			December 31, 2013
	Original	Interest		Fair		Fair
(Dollars in thousands)	Maturity	Rate	Balance	Value	Balance	Value
Verso Paper Holdings LLC
Revolving Credit Facilities	5/4/2017	3.46%	$98,000	$98,000	$—	$—
11.75% Senior Secured Notes (1)	1/15/2019	11.75%	425,727	457,163	426,076	448,341
11.75% Secured Notes	1/15/2019	11.75%	271,573	252,590	271,573	206,629
8.75% Second Priority Senior Secured Notes (2)	2/1/2019	8.75%	395,058	212,335	395,018	130,363
Second Priority Senior Secured Floating Rate Notes	8/1/2014	3.99%	13,310	9,084	13,310	7,986
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	86,754	142,500	64,125
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Total debt for Verso Paper Holdings LLC			$1,369,473	$1,139,231	$1,271,782	$880,749
Verso Paper Finance Holdings LLC
Loan from Verso Paper Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Less current maturities of long-term debt			(13,310)	(9,084)	(13,310)	(7,986)
Less loans from affiliates			(46,610)	(46,610)	(46,610)	(46,610)
Total long-term debt for Verso Paper Corp.			$1,332,858	$1,106,842	$1,235,167	$849,458

(1)	Par value of $417,882 on March 31, 2014 and December 31, 2013.

(2)	Par value of $396,000 on March 31, 2014 and December 31, 2013.

A summary of long-term debt is as follows:

		December 31, 2013			December 31, 2012
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Verso Paper Holdings LLC
Revolving Credit Facilities	5/4/2017	—	$—	$—	$—	$—
11.75% Senior Secured Notes (1)	1/15/2019	11.75%	426,076	448,341	341,493	361,388
11.75% Secured Notes	1/15/2019	11.75%	271,573	206,629	271,573	198,248
8.75% Second Priority Senior Secured Notes (2)	2/1/2019	8.75%	395,018	130,363	394,871	159,960
Second Priority Senior Secured Floating Rate Notes	8/1/2014	3.99%	13,310	7,986	13,310	9,650
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	64,125	142,500	58,995
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Total debt for Verso Paper Holdings LLC			1,271,782	880,749	1,187,052	811,546
Verso Paper Finance Holdings LLC
Senior Unsecured Term Loan	2/1/2013	—%	—	—	93,212	91,348
Loan from Verso Paper Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Less current maturities of long-term debt			(13,310)	(7,986)	(8,501)	(8,331)
Less loans from affiliates			(46,610)	(46,610)	(46,610)	(46,610)
Total long-term debt for Verso Paper Corp.			$1,235,167	$849,458	$1,248,458	$871,258

(1) Par value of $417,882 on December 31, 2013 and $345,000 on December 31, 2012.
(2) Par value of $396,000 on December 31, 2013 and 2012.

Interest Expense Related to Long Term Debt and Cash Interests Payments on Long-Term Debt
Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	VERSO PAPER		VERSO HOLDINGS
	Three Months Ended		Three Months Ended
	March 31,		March 31,
(Dollars in thousands)	2014	2013	2014	2013
Interest expense	$33,652	$33,331	$34,031	$33,140
Cash interest paid	66,271	62,496	66,650	62,723
Debt issuance cost amortization(1)	1,394	1,372	1,394	1,342

(1)	Amortization of debt issuance cost is included in interest expense.

Amounts included in interest expense related to debt and amounts of cash interest payments on debt are as follows:

	VERSO PAPER			VERSO HOLDINGS
	Year Ended December 31,			Year Ended December 31,
(Dollars in thousands)	2013	2012	2011	2013	2012	2011
Interest expense	$133,599	$133,644	$124,895	$134,527	$126,486	$120,861
Cash interest paid	129,467	113,334	115,651	130,830	114,849	117,043
Debt issuance cost amortization(1)	5,398	5,317	5,396	5,368	4,957	5,036

(1) Amortization of debt issuance cost is included in interest expense.

Payments Required Under Long-Term Debt
The payments required under the debt listed above during the years following December 31, 2013, are set forth below:

(Dollars in thousands)	VERSO PAPER	VERSO HOLDINGS
2014	13,310	13,310
2015	—	—
2016	142,500	142,500
2017	—	—
2018	—	—
2019 and thereafter	1,085,455	1,108,760
Total debt	$1,241,265	$1,264,570